SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of impact of the Classification Adjustments

	As of December 31, 2018
	As previously announced in
	press release	Revision	As revised
	(RMB in thousands)
Short-term Funding debts	4,393,834	252,207	4,646,041
Long-term Funding debts	410,094	(252,207)	157,887

Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the VIEs and their subsidiaries

	As of December 31,
	2017	2018
	(RMB in thousands)
Total assets	14,453,386	12,113,439
Total liabilities	14,730,440	10,261,397

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Total operating revenue	4,338,686	5,582,189	7,596,896
Net (loss)/income	(89,726)	(7,905)	1,088,805

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Net cash provided by operating activities	360,790	1,652,267	2,158,663
Net cash (used in)/provided by investing activities	(4,351,628)	(4,971,765)	3,783,432
Net cash provided by/(used in) financing activities	4,450,392	3,851,583	(4,540,746)
Net increase in cash and cash equivalents and restricted cash	459,554	532,085	1,401,349
Cash and cash equivalents and restricted cash at beginning of the year	69,146	528,700	1,060,785
Cash and cash equivalents and restricted cash at end of the year	528,700	1,060,785	2,462,134

Schedule of activities of the Group's obligations associated with the Risk Safeguard Fund

For the Year Ended December 31,
2018
(RMB in thousands)
Opening balances	—
Fair value of Risk Safeguard Fund payable at inception of new loans	782,477
Release of Risk Safeguard Fund payable upon the Borrowers’ repayment	(196,332)
Contingent liability	65,137
Payouts during the year	(454,126)
Recoveries during the year	259,120
Ending balances	456,276

Schedule of information about the Group's contract balances with its customers

	As of	Upon adoption on
	December 31, 2018	January 1, 2018
	(RMB in thousands)

Service fees receivable	87,439	4,769
Allowance for service fees receivable	(26,442)	(2,288)
Service fees receivable, net	60,997	2,481
Contract assets	1,181,818	292,501
Allowance for contract assets	(4,738)	(609)
Contract assets, net	1,177,080	291,892

Contract liabilities	92,056	55,771

Schedule of operating revenue within the scope of ASC 606 disaggregated by revenue sources

For the Year Ended
December 31,
2018
(RMB in thousands)
Online direct sales and services income:
Online direct sales	2,396,680
Services and others	203,914
Total	2,600,594

Loan facilitation and servicing fees:
Loan facilitation and matching service fees	1,679,932
Post-origination service fees	304,554
Investment Program management service fees	91,331
Total	2,075,817

Schedule of operating revenue within the scope of ASC disaggregated by revenue timing

For the Year Ended
December 31,
2018
(RMB in thousands)

Revenues recognized at point-in-time	4,156,460
Revenues recognized over time	519,951
Total	4,676,411

Schedule of estimated useful lives

Category	Estimated Useful Lives
Computers and equipment	3 - 5 years
Furniture and fixtures	3 - 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 - 10 years

ASC 606
Schedule of Cumulative effect of the changes on the Financial position

	As of	Adjustments due to	As of
	December 31, 2017	the Adoption of ASC 606	January 1, 2018
	(RMB in thousands)
ASSETS
Contract assets and service fees receivable, net	—	294,373	294,373
Deferred tax assets	38,841	(18,540)	20,301

LIABILITIES
Accrued expenses and other current liabilities	1,611,029	11,581	1,622,610
Deferred tax liabilities	—	54,710	54,710

SHAREHOLDERS' (DEFICIT)/EQUITY
(Accumulated deficit)/Retained earnings	(450,551)	209,542	(241,009)

The following table sets forth the cumulative effect of the changes on the Group's Consolidated Balance Sheet as of December 31, 2018 due to the adoption of ASC 606:

	As of	Balances without	Effect of
	December 31, 2018	the Adoption of ASC 606	Change
	(RMB in thousands)
ASSETS
Contract assets and service fees receivable, net	1,238,077	132,079	1,105,998
Deferred tax assets	94,598	102,737	(8,139)

LIABILITIES
Accrued expenses and other current liabilities	2,145,689	2,110,354	35,335
Deferred tax liabilities	187,183	—	187,183

SHAREHOLDERS' EQUITY
Retained earnings	1,591,896	716,555	875,341

The following table sets forth the impact on the Group's Consolidated Statements of Operations for the year ended December 3l, 2018 due to the adoption of ASC 606:

	For the Year Ended December 31, 2018
	As Reported	Amounts without the	Effect of
	under ASC 606	Adoption of ASC 606	Change
	(RMB in thousands)
Operating revenue:
Interest and financial services income	2,742,643	2,732,764	9,879	*
Loan facilitation and servicing fees	2,075,817	1,259,571	816,246
Financial services income	4,996,302	4,170,177	826,125
Total operating revenue	7,596,896	6,770,771	826,125
Operating cost:
Provision for credit losses of contract assets and service fees receivable	(38,254)	—	(38,254)
Total operating cost	(4,584,956)	(4,546,702)	(38,254)
Gross profit	3,011,940	2,224,069	787,871
Income before income tax expense	2,109,528	1,321,657	787,871
Income tax expense	(132,222)	(10,150)	(122,072)
Net income	1,977,306	1,311,507	665,799

* RMB9.9 million of interest and financial services income was recognized resulting from significant financing components of considerations for certain loan facilitation and servicing arrangements.

Inventory supplier A
Schedule of concentration risk

	As of December 31,
	2017	2018
Inventory supplier A	*	10.2%
*Less than 10%.
Institutional Funding Partner A
Schedule of concentration risk

	As of December 31,
	2017	2018
Institutional Funding Partner A	*	16.6%
*Less than 10%.